Basis of Presentation and Significant Accounting Policies - Valuation of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Goodwill impairment loss	$ (476)	$ (166)
Telerhythmics [Member] | Medical Device Sales and Service [Member]
Goodwill [Line Items]
Goodwill impairment loss	0	0
Telerhythmics [Member] | Diagnostic Services [Member]
Goodwill [Line Items]
Goodwill impairment loss	$ (476)	(166)
DMS Health [Member] | Medical Device Sales and Service [Member]
Goodwill [Line Items]
Goodwill impairment loss		(2,580)
DMS Health [Member] | Diagnostic Services [Member]
Goodwill [Line Items]
Goodwill impairment loss		$ 0